Property and equipment (FY)- Property and Equipment, at Cost (Footnotes) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Capital lease assets	$ 51.3	$ 50.4
Capital lease accumulated depreciation	$ 21.2	$ 9.0